Leases - Schedule of Company's Operating Leases (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Company
Lease payments – From July 2025 to December 2025	$ 15,821
Lease payments – 2026	34,014
Total undiscounted operating lease payments	49,835
Less: Imputed interest	(2,754)
Present value of operating lease liabilities	47,081
Current portion of lease liability	30,353	$ 28,024
Long-term portion of lease liability	16,728	$ 32,830
Total lease liability	$ 47,081